Impairment charges net of reversals - Summary of impairment charges (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		$ (52)	$ (269)	$ (1,243)
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		(52)	(197)	(1,115)
Impairment reversal/(charges net of reversal) of consolidated balances		150	(269)	(904)
Impairment charges related to EAUs (pre-tax)		(202)	0	(368)
Total impairment charges net of reversals		(52)	(269)	(1,272)
Taxation (including related to EAUs)		0	72	157
Intangible assets
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		150	0	(4)
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	(269)	(900)
Investment in equity accounted units (“EAUs”)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		(202)	0	(339)
Other Operations | Roughrider
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		150	0	0
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		150
Aluminium | Pacific Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		(202)	0	(489)
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		(202)
Aluminium | Kitimat
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	(269)	0
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		0
Aluminium | Sohar
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	0	(220)
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		0
Aluminium | Sohar | Investment in equity accounted units (“EAUs”)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment reversal/(charges net of reversal) of consolidated balances	$ (220)
Aluminium | ISAL
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	0	(93)
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		0
Minerals | Diavik
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment charges net of reversals		0	$ 0	$ (441)
Impairment charges, tax		0
Impairment charges, non-controlling interests		0
Total impairment charges net of reversals in the income statement		$ 0